Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (Detail) - CIESOP [member]	12 Months Ended
	Mar. 31, 2022 shares ₨ / shares	Mar. 31, 2021 shares ₨ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance	3,315,174	5,341,740
Granted during the year
Expired during the year		(1,082,229)
Exercised during the year	(483,085)
Forfeited / cancelled during the year	(1,794,448)	(944,337)
Options outstanding, Ending balance	1,037,641	3,315,174
Exercisable at the end of the year	1,037,641	3,315,174
Outstanding at the beginning of the year | ₨ / shares	₨ 287.3	₨ 288.2
Expired during the year | ₨ / shares		291.3
Exercised during the year | ₨ / shares	286.85
Forfeited / cancelled during the year | ₨ / shares	287.7	288
Outstanding at the end of the year | ₨ / shares	286.85	287.3
Exercisable at the end of the year | ₨ / shares	₨ 286.85	₨ 287.3